Financial Assets - Summary of Restricted Statutory Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 6,333	¥ 6,333
Not later than one year [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	180	500
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 6,153	¥ 5,833